Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Segment Reporting Information, by Segment

Segmental information for 2012, 2011 and 2010 is as follows:

	2012						2011						2010
	Mining	Steel	Ferro- alloy	Power	Elimina- tions *****	Total	Mining	Steel	Ferro- alloy	Power	Elimina- tions *****	Total	Mining	Steel	Ferro- alloy	Power	Elimina- tions *****	Total
Revenues from external customers	3,297,560	6,803,413	416,721	757,239		11,274,933	4,173,799	7,154,417	475,254	737,675		12,541,145	3,055,914	5,586,224	455,199	649,309		9,746,646
Intersegment revenues	717,495	267,908	87,411	483,873		1,556,687	1,018,229	310,416	199,191	506,807		2,034,643	800,250	247,453	173,853	409,015		1,630,571
Gross margin	1,884,096	1,045,017	(35,321)	309,351	47,580	3,250,723	2,867,839	1,123,573	30,821	312,422	(30,317)	4,304,338	2,091,644	1,103,763	93,541	299,010	(20,924)	3,567,034
Gross margin*, %	46.9%	14.8%	-7.0%	24.9%		28.8%	55.2%	15.1%	4.6%	25.1%		34.3%	54.2%	18.9%	14.9%	28.3%		36.6%
Depreciation, depletion and amortization	317,005	169,582	88,969	10,662		586,218	328,521	125,987	89,986	11,863		556,357	281,392	110,910	67,303	14,456		474,061
Loss on write-off of property, plant and equipment	7,294	3,463	598	74		11,429	8,225	1,965	816	—		11,006	2,993	3,039	4,744	—		10,776
Impairment of goodwill and long-lived assets	—	(583,985)	(123,906)	—		(707,891)	—	—	—	—		—	—	—	—	—		—
Provision for amounts due from related parties	(22,668)	(896,445)	—	—		(919,113)	—	—	—	—		—	—	—	—	—		—
Operating income (loss)	644,278	(1,364,557)	(259,896)	34,720	47,580	(897,875)	1,691,385	191,749	(44,912)	32,199	(30,317)	1,840,104	1,185,892	297,557	22,958	46,729	(20,924)	1,532,212
Income/(loss) from equity investees	475	—	—	—		475	304	—	—	—		304	(10)	8	—	1,186		1,184
Interest income	50,599	19,814	59	37		70,509	8,864	7,668	48	205		16,785	11,275	5,570	184	138		17,167
Intersegment interest income	50,896	2,113	—	—		53,009	130,096	5,709	2,069	—		137,874	122,001	29,166	5,166	—		156,333
Interest expense**	280,597	341,064	29,109	18,583		669,353	310,121	221,494	20,545	8,388		560,548	333,633	201,085	22,112	1,454		558,284
Intersegment interest expense	190	42,121	4,909	5,789		53,009	197	97,462	31,023	9,192		137,874	51	27,057	111,129	18,096		156,333
Net loss from discontinued operations, net of tax	—	—	—	(108,429)		(108,429)	—	—	—	(8,370)		(8,370)	—	—	—	(600)		(600)
Segment assets***	9,669,628	5,636,905	1,904,932	483,838		17,695,303	10,134,892	6,391,790	2,226,695	556,422		19,309,799	8,159,792	4,863,128	2,186,668	568,598		15,778,186
Assets of discontinued operations****	—	—	—	59,223		59,223	—	—	—	166,817		166,817	—	—	—	180,043		180,043
Invesments in equity investees****	7,475	378	—	—		7,853	8,150	—	—	—		8,150	8,764	—	—	—		8,764
Goodwill****	478,636	32,491	96,471	191,249		798,847	451,627	319,782	97,621	180,484		1,049,514	475,270	116,157	103,127	189,645		884,199
Capital expenditures	612,225	360,573	46,258	9,744		1,028,800	1,209,736	538,995	62,143	16,122		1,826,996	621,927	315,246	41,712	12,667		991,552
Income tax (expense)/ benefit	(153,495)	(25,251)	2,849	(3,258)		(179,155)	(302,919)	(48,613)	(1,747)	(7,471)		(360,750)	(185,807)	(20,953)	(64,616)	(5,254)		(276,630)

*	Gross margin percentage is calculated as a function of total revenues for the segment, including both from external customers and intersegment.
**	Interest expense incurred by the production subsidiaries is included in the corresponding segment. Directly attributed interest expense incurred by the servicing subsidiaries (trading houses and corporate) is included in the appropriate segment based on the nature and purpose of the debt, while the interest expense related to general financing of the Group is allocated to segments proportionate to respective segment revenues.
***	Net of effects of intersegment eliminations
****	Included in total segment assets.
*****	Eliminations represent adjustments for the elimination of intersegment unrealized profit (loss).

Schedule of Revenues Segregated Between Domestic and Export Sales

The following table presents the Group’s revenues segregated between domestic and export sales. Domestic represents sales by a subsidiary in the country in which it is located. This category is further divided between subsidiaries located in Russia and other countries. Export represents cross-border sales by a subsidiary regardless of its location.

	2012	2011	2010
Domestic:
Russia	5,517,592	5,699,912	4,787,251
Other	1,325,122	1,433,383	766,255

Total	6,842,714	7,133,295	5,553,506
Export	4,432,219	5,407,850	4,193,140

Total revenue, net	11,274,933	12,541,145	9,746,646

Schedule of Allocation of Total Revenue by Country
The Group’s total revenue from external customers by geographic area for the last three fiscal years was as follows:

	2012	2011	2010
Russia	5,563,962	5,727,424	4,803,407
Europe	1,976,550	2,676,151	1,839,543
Asia	1,681,242	1,557,307	1,271,586
CIS	1,026,929	1,030,807	646,371
Middle East	670,808	916,088	908,694
USA	137,385	238,812	97,371
Other regions	218,057	394,556	179,674

Total	11,274,933	12,541,145	9,746,646

Schedule of Carrying Amounts of Long-Lived Assets Pertaining to Group's Major Operations Located Outside Russia
The carrying amounts of long-lived assets pertaining to the Group’s major operations located outside Russia as of December 31, 2012 and 2011 were as follows:

	2012	2011
USA	2,188,341	2,253,571
CIS	1,660,489	1,762,393
Romania	7,230	228,564
Bulgaria	94	48,545
Germany	39,908	43,132
Lithuania	7	8,672
Turkey	5,680	5,686
Switzerland/Liechtenstein	259	95
Chezh Republic	17,956	951
Austria	25,928	—
Other	15,985	10,896

Breakdown of Group's Revenues From External Customers by Major Product

The following table presents the breakdown the Group’s revenues from external customers by major products:

	December 31, 2012	December 31, 2011	December 31, 2010
Mining segment:
Coal and middlings	2,419,203	3,256,129	2,187,108
Iron ore concentrate	444,672	370,086	338,771
Coke and chemical products	366,982	451,207	408,456
Other	66,703	96,377	121,579

Total	3,297,560	4,173,799	3,055,914

Power segment:
Electricity	671,283	580,730	558,119
Other	85,956	156,945	91,190

Total	757,239	737,675	649,309

Steel segment:
Long steel products	2,884,918	3,076,496	2,266,765
Semi-finished steel products	1,163,208	1,300,120	1,235,592
Hardware	888,918	944,269	723,014
Flat steel products	635,810	739,468	487,337
Forgings and stampings	442,581	469,291	312,372
Steel pipes	260,649	240,589	114,819

Other	527,329	384,184	446,325

Total	6,803,413	7,154,417	5,586,224

Ferroalloy segment:
Nickel	165,724	255,155	251,648
Chrome	131,252	105,744	93,551
Ferrosilicon	65,591	84,740	91,666
Other	54,154	29,615	18,334

Total	416,721	475,254	455,199

Total revenue	11,274,933	12,541,145	9,746,646